UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Australia — 7.9%
AGL Energy, Ltd.	16,349	$315,270
Altium, Ltd.	6,000	41,958
Alumina, Ltd.	20,000	30,377
Amcor, Ltd.	2,750	33,757
Ansell, Ltd.	2,000	35,140
ARB Corp., Ltd.	2,741	33,601
Ardent Leisure Group	12,742	21,298
Aristocrat Leisure, Ltd.	7,459	120,958
Asaleo Care, Ltd.	27,800	29,597
Atlassian Corp. PLC, Class A(1)	2,000	71,640
Aurizon Holdings, Ltd.	7,700	30,906
AusNet Services	86,700	113,403
Blackmores, Ltd.	519	36,766
BlueScope Steel, Ltd.	3,500	36,871
Boral, Ltd.	11,300	62,621
Brambles, Ltd.	20,697	153,029
Caltex Australia, Ltd.	4,560	113,639
carsales.com, Ltd.	4,000	39,527
Cleanaway Waste Management, Ltd.	36,318	37,902
Coca-Cola Amatil, Ltd.	14,900	98,115
Cochlear, Ltd.	850	97,099
Commonwealth Bank of Australia	3,589	240,445
Computershare, Ltd.	9,341	105,100
CSG, Ltd.	43,935	24,210
CSL, Ltd.	3,419	344,472
Dexus	10,420	78,245
DuluxGroup, Ltd.	5,657	29,828
Fairfax Media, Ltd.	32,300	25,580
GPT Group (The)	11,738	45,004
GrainCorp, Ltd., Class A	7,142	49,866
GWA Group, Ltd.	11,241	29,160
Hansen Technologies, Ltd.	14,633	44,620
Harvey Norman Holdings, Ltd.	17,000	59,441
Incitec Pivot, Ltd.	11,120	28,391
Investa Office Fund	13,624	49,500
iSentia Group, Ltd.	19,466	34,559
James Hardie Industries PLC CDI	4,004	61,308
JB Hi-Fi, Ltd.	1,536	31,954
Macquarie Atlas Roads Group	10,339	45,989
Metcash, Ltd.	29,937	62,767
Mirvac Group	41,842	72,678
National Australia Bank, Ltd.	4,515	108,237
Navitas, Ltd.	9,965	39,584
Newcrest Mining, Ltd.	2,354	38,249
NEXTDC, Ltd.(1)	18,649	61,206

Security	Shares	Value
Oil Search, Ltd.	13,639	$72,568
Orica, Ltd.	4,147	65,927
Primary Health Care, Ltd.	10,000	27,096
Qantas Airways, Ltd.	11,500	48,876
REA Group, Ltd.	730	40,267
Rio Tinto, Ltd.	2,553	134,583
Scentre Group	37,835	125,110
Shopping Centres Australasia Property Group	19,400	33,699
SMS Management & Technology, Ltd.	8,747	12,586
Sonic Healthcare, Ltd.	3,329	59,412
South32, Ltd.	16,000	37,318
Southern Cross Media Group, Ltd.	25,786	27,346
Spark Infrastructure Group	66,000	132,132
Star Entertainment Group, Ltd. (The)	9,459	38,158
Stockland	22,834	76,774
Suncorp Group, Ltd.	2,484	28,391
Super Retail Group, Ltd.	4,935	33,081
Sydney Airport	7,656	41,267
Tabcorp Holdings, Ltd.	17,246	57,626
Tatts Group, Ltd.	19,917	63,738
Telstra Corp., Ltd.	108,271	355,190
Tox Free Solutions, Ltd.	9,194	17,581
Transurban Group	15,294	139,673
Vicinity Centres	33,285	73,255
Washington H. Soul Pattinson & Co., Ltd.	4,310	60,817
Wesfarmers, Ltd.	9,028	294,183
Westpac Banking Corp.	8,556	218,094
Woodside Petroleum, Ltd.	12,096	282,691

		$5,861,306

Austria — 1.0%
ams AG	1,736	$125,107
ANDRITZ AG	758	46,408
Atrium European Real Estate, Ltd.	7,250	33,888
BUWOG AG(1)	1,234	36,262
CA Immobilien Anlagen AG	1,563	40,338
Erste Group Bank AG	1,664	68,931
EVN AG	2,151	32,933
Lenzing AG	182	32,562
Oesterreichische Post AG	1,473	67,725
OMV AG	1,960	111,028
RHI AG	859	32,412
Verbund AG	4,533	89,667
Wienerberger AG	1,390	31,953

		$749,214

Belgium — 2.0%
Aedifica SA	624	$57,139
Ageas	1,164	52,402
Anheuser-Busch InBev SA/NV	1,477	178,174
Bekaert SA	1,080	52,237
bpost SA	2,643	72,355

Security	Shares	Value
Cofinimmo	400	$50,802
Colruyt SA	478	26,786
Econocom Group SA/NV	5,752	43,959
Euronav SA	2,460	19,626
Groupe Bruxelles Lambert SA	1,943	199,279
Proximus SA	4,820	169,494
Telenet Group Holding NV(1)	2,650	185,008
UCB SA	2,340	170,403
Umicore SA	2,518	202,150

		$1,479,814

Denmark — 2.0%
Carlsberg A/S, Class B	1,706	$189,535
Coloplast A/S, Class B	493	42,353
Danske Bank A/S	4,227	171,184
DONG Energy AS(2)	3,312	159,779
DSV A/S	504	32,541
FLSmidth & Co. A/S	796	48,719
ISS A/S	813	33,329
Nets A/S(1)(2)	2,166	52,204
Novo Nordisk A/S, Class B	3,312	140,857
Novozymes A/S, Class B	4,257	196,569
Pandora A/S	1,324	152,377
Royal Unibrew A/S	730	36,373
SimCorp A/S	775	48,459
TDC A/S	20,226	124,806
Vestas Wind Systems A/S	658	64,308

		$1,493,393

Finland — 1.9%
Amer Sports Oyj	3,072	$82,517
Citycon Oyj	12,000	32,657
Elisa Oyj	3,299	135,810
Fortum Oyj	8,212	134,284
Huhtamaki Oyj	736	28,521
Kemira Oyj	2,727	34,373
Kesko Oyj, Class B	1,695	85,706
Kone Oyj, Class B	1,663	86,621
Neste Oyj	3,648	158,155
Nokia Oyj	21,840	139,365
Orion Oyj, Class B	2,195	110,937
Raisio Oyj, Class V	7,000	29,317
Sampo Oyj, Class A	2,829	154,722
Sanoma Oyj	4,285	39,802
Technopolis Oyj	12,850	55,677
UPM-Kymmene Oyj	1,915	52,132
Uponor Oyj	1,630	26,319
Valmet Oyj	1,377	25,101

		$1,412,016

France — 7.7%
Aeroports de Paris	379	$64,140
Air Liquide SA	4,325	530,304
Airbus SE	1,021	85,311
Alten SA	634	54,735
Atos SE	1,608	244,473

Security	Shares	Value
AXA SA	4,600	$135,854
BNP Paribas SA	3,858	298,978
Bouygues SA	672	28,811
CNP Assurances	2,759	66,607
Danone SA	4,217	314,673
Dassault Systemes SE	1,096	107,515
Engie SA	24,589	396,035
Eutelsat Communications SA	985	26,658
Fonciere des Regions	1,140	110,039
Gecina SA	539	81,492
Groupe Eurotunnel SE	2,197	24,362
Hermes International	176	89,147
ICADE	757	64,996
Iliad SA	301	74,670
Ingenico Group SA	754	79,091
Klepierre	3,530	143,662
L’Oreal SA	875	181,283
Lagardere SCA	1,361	44,717
Legrand SA	560	38,684
LVMH Moet Hennessy Louis Vuitton SE	690	173,320
Mercialys SA	2,000	40,473
Nexity SA	1,000	53,636
Orange SA	26,441	444,919
Orpea	620	71,097
Rubis SCA	846	53,850
Safran SA	474	44,846
Sanofi	4,652	443,285
SCOR SE	1,284	54,154
Societe BIC SA	422	49,499
Sodexo SA	251	29,651
Sopra Steria Group	268	46,347
Suez	5,207	94,149
Total SA	9,410	478,533
Vinci SA	1,776	159,034
Vivendi SA	5,190	119,961
Wendel SA	200	30,092

		$5,673,083

Germany — 7.7%
adidas AG	438	$100,037
Allianz SE	1,913	407,771
alstria office REIT AG	5,110	74,990
Aurubis AG	569	50,654
BASF SE	3,330	317,016
Bayer AG	2,283	289,168
Brenntag AG	492	27,880
Continental AG	340	76,591
Daimler AG	2,800	196,181
Deutsche Boerse AG	570	59,518
Deutsche EuroShop AG	1,480	61,634
Deutsche Lufthansa AG	2,923	62,772
Deutsche Telekom AG	28,838	526,834
Deutsche Wohnen AG, Bearer Shares	4,814	190,771
E.ON SE	35,060	346,840

Security	Shares	Value
Fraport AG	937	$93,830
Fresenius Medical Care AG & Co. KGaA	705	66,482
Fresenius SE & Co. KGaA	1,209	102,045
GEA Group AG	1,196	48,607
Grand City Properties SA	2,964	61,455
HeidelbergCement AG	510	50,501
Henkel AG & Co. KGaA	1,053	132,477
Henkel AG & Co. KGaA, PFC Shares	2,602	368,568
Innogy SE(2)	2,800	117,600
KWS Saat SE	85	34,529
LEG Immobilien AG	1,088	104,617
Linde AG	1,079	205,831
MAN SE	432	47,840
Merck KGaA	412	45,209
MTU Aero Engines AG	316	46,311
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	660	141,768
ProSiebenSat.1 Media SE	1,000	39,954
SAP SE	3,898	412,740
Siemens AG	1,922	260,818
Software AG	800	34,978
Stada Arzneimittel AG	690	53,723
TAG Immobilien AG	4,990	81,880
TUI AG	2,680	42,123
Uniper SE	6,350	130,867
Volkswagen AG	330	51,891
Wirecard AG	1,392	106,528

		$5,671,829

Hong Kong — 3.7%
ASM Pacific Technology, Ltd.	5,000	$64,619
Bloomage BioTechnology Corp., Ltd.	25,000	46,803
China Cord Blood Corp.(1)	5,000	58,900
China Traditional Chinese Medicine Holdings Co., Ltd.	50,000	26,534
Chow Sang Sang Holdings International, Ltd.	13,000	30,357
CK Infrastructure Holdings, Ltd.	13,000	121,169
CLP Holdings, Ltd.	23,500	250,396
Dairy Farm International Holdings, Ltd.	11,500	92,721
Esprit Holdings, Ltd.(1)	27,800	13,698
First Pacific Co., Ltd.	106,000	79,330
G-Resources Group, Ltd.(1)	1,212,000	15,824
Hang Lung Group, Ltd.	6,000	22,791
Hang Seng Bank, Ltd.	6,800	147,836
HK Electric Investments & HK Electric Investments, Ltd.(2)	34,000	32,375
HKT Trust and HKT, Ltd.	91,000	119,207
Hong Kong Exchanges and Clearing, Ltd.	6,400	182,325
Hongkong Land Holdings, Ltd.	13,000	97,688
Hopewell Holdings, Ltd.	8,500	32,511
Hysan Development Co., Ltd.	7,000	33,850
Jardine Matheson Holdings, Ltd.	2,400	153,093
Jardine Strategic Holdings, Ltd.	3,000	122,330
Johnson Electric Holdings, Ltd.	7,875	27,983
Kerry Properties, Ltd.	10,000	35,043
KuangChi Science, Ltd.(1)	120,000	42,070
Li & Fung, Ltd.	80,000	29,264
Link REIT	11,500	93,364

Security	Shares	Value
MGM China Holdings, Ltd.	31,200	$61,387
MTR Corp., Ltd.	6,500	37,535
NWS Holdings, Ltd.	17,000	32,522
PCCW, Ltd.	159,000	89,418
Shangri-La Asia, Ltd.	22,000	35,728
Sino Land Co., Ltd.	22,000	36,284
SJM Holdings, Ltd.	60,000	59,984
Swire Pacific, Ltd., Class A	4,000	39,857
Techtronic Industries Co., Ltd.	19,000	84,422
Television Broadcasts, Ltd.	14,600	53,444
Truly International Holdings, Ltd.	208,000	69,686
VTech Holdings, Ltd.	7,100	102,696
Wharf (Holdings), Ltd. (The)	4,000	33,999
Yue Yuen Industrial Holdings, Ltd.	10,500	43,351

		$2,752,394

Ireland — 1.9%
Bank of Ireland Group PLC(1)	25,434	$212,267
C&C Group PLC	10,000	36,221
Cairn Homes PLC(1)	18,600	34,506
CRH PLC	4,400	154,444
DCC PLC	1,740	152,968
FBD Holdings PLC(1)	1,257	12,576
Hibernia REIT PLC	44,450	73,762
ICON PLC(1)	1,512	158,684
Irish Continental Group PLC	7,510	47,710
Irish Residential Properties REIT PLC	42,500	67,302
Kerry Group PLC, Class A	1,947	176,228
Paddy Power Betfair PLC	1,739	174,234
Smurfit Kappa Group PLC	1,300	38,663
UDG Healthcare PLC	8,000	89,317

		$1,428,882

Israel — 1.9%
Alony Hetz Properties & Investments, Ltd.	3,825	$38,175
Azrieli Group, Ltd.	1,066	58,250
Bank Hapoalim B.M.	15,152	104,955
Bank Leumi Le-Israel B.M.	10,000	48,041
Bezeq The Israeli Telecommunication Corp., Ltd.	88,171	130,903
Check Point Software Technologies, Ltd.(1)	525	55,534
Delek Automotive Systems, Ltd.	4,964	41,044
Delta-Galil Industries, Ltd.	860	23,817
Elbit Systems, Ltd.	1,014	128,033
Frutarom Industries, Ltd.	1,150	81,538
Israel Chemicals, Ltd.	19,219	91,584
Jerusalem Oil Exploration(1)	620	32,897
Kenon Holdings, Ltd.(1)	672	9,353
Melisron, Ltd.	729	37,162
Mellanox Technologies, Ltd.(1)	500	23,475
Nice, Ltd.	490	36,524
Oil Refineries, Ltd.	139,185	64,720
Orbotech, Ltd.(1)	716	25,389
Paz Oil Co., Ltd.	464	77,466
Sarine Technologies, Ltd.	23,300	26,109

Security	Shares	Value
Shufersal, Ltd.	14,250	$77,426
Teva Pharmaceutical Industries, Ltd. ADR	5,038	162,072

		$1,374,467

Italy — 4.1%
A2A SpA	21,000	$35,724
Amplifon SpA	6,312	90,475
Ansaldo STS SpA(1)	2,606	35,763
Assicurazioni Generali SpA	4,184	75,890
Atlantia SpA	3,094	94,117
Beni Stabili SpA SIIQ	54,219	43,255
Brembo SpA	2,325	35,753
Cementir Holding SpA	5,300	37,754
CIR SpA	19,905	29,623
Davide Campari-Milano SpA	18,866	139,464
De’Longhi SpA	1,200	39,465
Ei Towers SpA	2,683	164,136
Enel SpA	48,562	277,012
ENI SpA	15,950	252,539
EXOR NV	1,016	60,845
Ferrari NV	1,050	110,491
Infrastrutture Wireless Italiane SpA(2)	33,089	213,675
International Game Technology PLC	2,116	40,289
Interpump Group SpA	2,136	64,990
Intesa Sanpaolo SpA	51,117	175,967
Italmobiliare SpA	1,360	38,637
Leonardo SpA	4,673	81,433
Luxottica Group SpA	1,065	61,482
Parmalat SpA	9,525	34,517
Poste Italiane SpA(2)	5,564	40,958
Prada SpA	6,900	24,631
Recordati SpA	4,110	175,438
Reply SpA	249	52,644
Salvatore Ferragamo SpA	941	27,276
Snam SpA	16,776	79,372
STMicroelectronics NV	17,344	294,109
Terna Rete Elettrica Nazionale SpA	12,961	74,043
UnipolSai Assicurazioni SpA	20,058	46,370

		$3,048,137

Japan — 15.5%
Activia Properties, Inc.	6	$26,971
Advance Residence Investment Corp.	12	29,331
Advantest Corp.	3,000	54,902
Aeon Co., Ltd.	3,200	48,218
Aeon Mall Co., Ltd.	3,500	66,661
Air Water, Inc.	2,000	38,722
Aisin Seiki Co., Ltd.	1,000	51,989
Ajinomoto Co., Inc.	2,100	42,237
Alfresa Holdings Corp.	2,600	47,851
ANA Holdings, Inc.	11,000	37,765
Anritsu Corp.	3,000	24,171
Asahi Glass Co., Ltd.	1,200	50,507
Asahi Group Holdings, Ltd.	1,500	61,142
Asahi Kasei Corp.	6,000	68,520
Astellas Pharma, Inc.	8,900	113,346

Security	Shares	Value
Bandai Namco Holdings, Inc.	1,300	$45,192
Bridgestone Corp.	1,900	79,936
Canon, Inc.	3,800	132,205
Central Japan Railway Co.	500	80,463
Chiba Bank, Ltd. (The)	4,000	28,698
Chubu Electric Power Co., Inc.	10,800	141,912
Chugoku Electric Power Co., Inc. (The)	4,500	49,333
Citizen Watch Co., Ltd.	7,100	52,790
Concordia Financial Group, Ltd.	11,700	59,000
Credit Saison Co., Ltd.	1,400	26,966
Dai-ichi Life Holdings, Inc.	4,200	72,551
Daicel Corp.	3,400	44,194
Daido Steel Co., Ltd.	7,000	42,600
Daishi Bank, Ltd. (The)	9,000	41,246
Daito Trust Construction Co., Ltd.	600	101,414
Daiwa House REIT Investment Corp.	23	57,005
Daiwa Securities Group, Inc.	7,000	40,315
Denka Co., Ltd.	9,000	49,983
East Japan Railway Co.	600	56,269
Eisai Co., Ltd.	1,500	80,387
FamilyMart UNY Holdings Co., Ltd.	1,400	78,409
Fancl Corp.	3,600	77,479
FANUC Corp.	400	81,782
Fast Retailing Co., Ltd.	200	60,010
Fujitsu, Ltd.	8,000	59,574
Fukuoka Financial Group, Inc.	7,000	32,272
Furukawa Electric Co., Ltd.	1,300	58,668
GLP J-Reit	26	28,309
Gunma Bank, Ltd. (The)	5,000	29,295
Hirose Electric Co., Ltd.	300	40,850
Hiroshima Bank, Ltd. (The)	6,000	25,648
Hisamitsu Pharmaceutical Co., Inc.	900	42,192
Hokuhoku Financial Group, Inc.	1,500	24,385
Honda Motor Co., Ltd.	4,400	123,164
Idemitsu Kosan Co., Ltd.	2,600	63,106
Ito En, Ltd.	1,400	51,770
ITOCHU Corp.	3,300	51,749
ITOCHU Techno-Solutions Corp.	1,600	55,715
Iyo Bank, Ltd. (The)	4,600	37,559
Japan Airlines Co., Ltd.	1,400	45,233
Japan Hotel REIT Investment Corp.	63	45,542
Japan Prime Realty Investment Corp.	11	41,369
Japan Real Estate Investment Corp.	13	68,279
Japan Retail Fund Investment Corp.	31	59,212
JXTG Holdings, Inc.	52,800	234,697
Kagome Co., Ltd.	1,800	54,679
Kakaku.com, Inc.	2,000	28,258
Kamigumi Co., Ltd.	3,000	32,151
Kansai Paint Co., Ltd.	2,300	52,609
Kao Corp.	2,100	127,857
KDDI Corp.	15,800	418,652
Kenedix Office Investment Corp.	6	33,912
Keyence Corp.	200	92,383

Security	Shares	Value
Kintetsu Group Holdings Co., Ltd.	8,000	$30,678
Kirin Holdings Co., Ltd.	3,200	70,476
Kobayashi Pharmaceutical Co., Ltd.	1,000	62,151
Kuraray Co., Ltd.	2,500	48,604
Kyocera Corp.	1,100	66,825
KYORIN Holdings, Inc.	1,300	27,750
Kyowa Hakko Kirin Co., Ltd.	2,000	36,220
Lawson, Inc.	300	20,423
M3, Inc.	1,200	32,370
Marubeni Corp.	7,000	46,385
Maruichi Steel Tube, Ltd.	1,200	37,037
Megmilk Snow Brand Co., Ltd.	1,400	38,706
MEIJI Holdings Co., Ltd.	500	39,847
Miraca Holdings, Inc.	1,300	59,322
Mitsubishi Estate Co., Ltd.	9,000	163,647
Mitsubishi Motors Corp.	6,600	47,610
Mitsubishi Tanabe Pharma Corp.	3,200	76,178
Mitsui & Co., Ltd.	3,900	56,709
Mizuho Financial Group, Inc.	75,500	134,267
MS&AD Insurance Group Holdings, Inc.	1,800	63,134
NEC Corp.	15,000	40,777
Nidec Corp.	500	55,095
Nikon Corp.	4,100	72,241
Nintendo Co., Ltd.	400	135,846
Nippon Building Fund, Inc.	14	75,574
Nippon Electric Glass Co., Ltd.	1,000	35,399
Nippon Kayaku Co., Ltd.	2,000	27,991
Nippon Prologis REIT, Inc.	26	54,827
Nippon Shokubai Co., Ltd.	600	39,253
Nippon Telegraph & Telephone Corp.	7,900	386,612
Nissan Chemical Industries, Ltd.	1,700	56,433
Nisshin Seifun Group, Inc.	2,400	39,411
Nissin Foods Holdings Co., Ltd.	1,200	75,390
Nitori Holdings Co., Ltd.	400	56,449
NOF Corp.	4,000	54,347
Nomura Real Estate Holdings, Inc.	3,100	61,446
Nomura Real Estate Master Fund, Inc.	43	60,970
Nomura Research Institute, Ltd.	1,200	44,920
NTT Data Corp.	5,500	59,911
NTT DoCoMo, Inc.	14,100	327,430
Obayashi Corp.	4,000	48,163
Okinawa Electric Power Co., Inc. (The)	2,090	49,293
Ono Pharmaceutical Co., Ltd.	2,500	54,689
Oracle Corp. Japan	1,000	67,215
Oriental Land Co., Ltd.	700	50,743
Orix JREIT, Inc.	34	51,620
Osaka Gas Co., Ltd.	38,000	152,195
Otsuka Holdings Co., Ltd.	3,100	136,522
Resona Holdings, Inc.	14,200	73,154
Ricoh Co., Ltd.	4,000	37,610
Rinnai Corp.	600	56,015
San-Ai Oil Co., Ltd.	4,000	40,641
Santen Pharmaceutical Co., Ltd.	4,100	57,762
SECOM Co., Ltd.	500	37,514

Security	Shares	Value
Sekisui House, Ltd.	4,000	$69,241
Seven & i Holdings Co., Ltd.	2,500	100,762
Sharp Corp.(1)	11,000	38,722
Shikoku Electric Power Co., Inc.	4,000	48,068
Shimano, Inc.	300	43,983
Shimizu Corp.	5,000	52,830
Shin-Etsu Chemical Co., Ltd.	800	73,172
Shizuoka Bank, Ltd. (The)	5,000	44,610
Showa Denko K.K.	2,200	57,265
Showa Shell Sekiyu K.K.	7,000	76,249
Sompo Holdings, Inc.	1,600	62,755
Sumitomo Corp.	4,900	66,232
Sumitomo Metal Mining Co., Ltd.	4,000	60,411
Sumitomo Mitsui Financial Group, Inc.	4,100	158,202
Suzuki Motor Corp.	1,000	47,401
Taiheiyo Cement Corp.	15,000	56,284
Taisei Corp.	6,000	57,432
Taisho Pharmaceutical Holdings Co., Ltd.	600	44,948
Takeda Pharmaceutical Co., Ltd.	3,600	190,177
TEIJIN, Ltd.	2,400	48,118
Terumo Corp.	2,500	94,525
Toho Gas Co., Ltd.	4,000	27,107
Tohoku Electric Power Co., Inc.	6,300	85,824
Tokai Carbon Co., Ltd.	9,000	58,081
Tokio Marine Holdings, Inc.	2,700	113,544
Tokyo Electron, Ltd.	400	56,255
Tokyo Gas Co., Ltd.	46,000	244,068
Tokyu Corp.	2,000	29,430
Toppan Printing Co., Ltd.	4,000	42,271
Toray Industries, Inc.	9,000	81,269
Toshiba Corp.(1)	18,000	40,843
Tosoh Corp.	5,000	59,201
Toyo Ink SC Holdings Co., Ltd.	7,000	36,270
Toyo Suisan Kaisha, Ltd.	1,000	36,330
Toyobo Co., Ltd.	18,000	34,274
Toyota Motor Corp.	5,100	287,435
Trend Micro, Inc.	1,000	50,012
Tsuruha Holdings, Inc.	400	41,969
Ube Industries, Ltd.	17,000	46,051
United Urban Investment Corp.	36	53,688
West Japan Railway Co.	800	57,423
Yahoo! Japan Corp.	11,200	50,690
Yakult Honsha Co., Ltd.	600	40,887
Yamato Holdings Co., Ltd.	2,000	40,145
Yamato Kogyo Co., Ltd.	1,000	28,030
Yamazaki Baking Co., Ltd.	2,000	40,121
Zeon Corp.	3,000	37,428

		$11,443,391

Netherlands — 4.0%
Aalberts Industries NV	1,153	$50,342
ABN AMRO Group NV(2)	1,800	50,878
Accell Group	1,483	45,208

Security	Shares	Value
Akzo Nobel NV	1,981	$179,348
Altice NV, Class B(1)	2,034	50,251
ASM International NV	820	49,346
ASML Holding NV	1,793	270,386
ASR Nederland NV	1,620	61,260
Boskalis Westminster	1,027	36,732
Cimpress NV(1)	600	52,944
Eurocommercial Properties NV	1,255	50,800
Gemalto NV	831	42,332
GrandVision NV(2)	1,280	36,171
Heineken Holding NV	567	55,702
Heineken NV	633	66,053
IMCD Group NV	840	47,031
ING Groep NV	16,339	305,275
InterXion Holding NV(1)	1,208	57,827
Koninklijke Ahold Delhaize NV	4,518	92,411
Koninklijke DSM NV	1,827	134,775
Koninklijke KPN NV	47,300	171,526
Koninklijke Vopak NV	1,452	69,133
NN Group NV	1,302	52,775
Philips Lighting NV(2)	1,400	53,207
PostNL NV	8,000	37,866
QIAGEN NV(1)	2,618	86,837
RELX NV	4,504	94,604
TKH Group NV	800	48,930
TomTom NV(1)	3,382	35,899
Unilever NV	7,925	461,850
Wolters Kluwer NV	2,003	89,080

		$2,936,779

New Zealand — 1.0%
A2 Milk Co., Ltd.(1)	25,710	$85,259
Air New Zealand, Ltd.	10,500	26,435
Auckland International Airport, Ltd.	6,364	33,271
Contact Energy, Ltd.	17,100	68,856
Fletcher Building, Ltd.	12,248	73,524
Goodman Property Trust	27,739	26,150
Heartland Bank, Ltd.	35,752	48,869
Precinct Properties New Zealand, Ltd.	27,851	26,347
Ryman Healthcare, Ltd.	3,670	24,305
SKYCITY Entertainment Group, Ltd.	14,241	43,218
Spark New Zealand, Ltd.	27,540	77,570
Summerset Group Holdings, Ltd.	7,300	26,592
Trade Me, Ltd.	8,490	34,907
Xero, Ltd.(1)	4,010	79,451
Z Energy, Ltd.	13,924	80,952

		$755,706

Norway — 2.0%
AF Gruppen ASA	1,371	$26,088
Atea ASA	6,274	76,928
Austevoll Seafood ASA	4,763	42,309
Borregaard ASA	1,881	23,526
DNB ASA	8,378	164,581
Entra ASA(2)	6,540	86,927

Security	Shares	Value
Europris ASA(2)	9,810	$45,872
Gjensidige Forsikring ASA	1,701	29,440
Golar LNG, Ltd.	1,000	23,810
Kongsberg Gruppen ASA	3,498	59,484
Marine Harvest ASA	3,300	61,524
Nordic Nanovector ASA(1)	2,000	21,270
Nordic Semiconductor ASA(1)	6,600	32,597
Opera Software ASA	8,541	35,334
Orkla ASA	7,238	74,559
Salmar ASA	646	16,795
Schibsted ASA, Class B	3,350	78,366
SpareBank 1 SMN	3,485	35,193
Statoil ASA	7,438	139,790
Telenor ASA	8,446	168,612
Tomra Systems ASA	5,900	83,859
XXL ASA(2)	3,700	36,038
Yara International ASA	3,528	140,225

		$1,503,127

Portugal — 1.0%
CTT-Correios de Portugal SA	11,700	$76,296
EDP-Energias de Portugal SA	23,100	82,015
Galp Energia SGPS SA, Class B	9,466	151,650
Jeronimo Martins SGPS SA	7,890	155,183
Navigator Co. SA (The)	19,411	83,665
NOS SGPS SA	22,214	141,369
Pharol SGPS SA(1)	43,046	16,831

		$707,009

Singapore — 2.0%
Ascendas Real Estate Investment Trust	23,500	$46,784
Boustead Singapore, Ltd.	20,000	14,004
CapitaLand Mall Trust	15,800	23,422
City Developments, Ltd.	5,800	48,144
ComfortDelGro Corp., Ltd.	14,100	24,024
DBS Group Holdings, Ltd.	6,700	106,889
Ezion Holdings, Ltd.(1)	160,000	28,335
Flex, Ltd.(1)	7,457	119,238
Genting Singapore PLC	118,500	101,814
Hutchison Port Holdings Trust	44,000	20,887
IGG, Inc.	20,000	33,645
Keppel Infrastructure Trust	95,400	38,712
Mapletree Commercial Trust	29,000	34,345
Raffles Medical Group, Ltd.	38,400	36,432
Singapore Airlines, Ltd.	4,000	30,655
Singapore Exchange, Ltd.	7,000	39,069
Singapore Press Holdings, Ltd.	41,000	88,026
Singapore Technologies Engineering, Ltd.	29,000	80,638
Singapore Telecommunications, Ltd.	66,900	195,832
Suntec Real Estate Investment Trust	27,000	37,852
United Overseas Bank, Ltd.	4,500	79,630
Venture Corp., Ltd.	3,600	34,973
Wilmar International, Ltd.	75,000	184,632

		$1,447,982

Security	Shares	Value
Spain — 3.9%
Abertis Infraestructuras SA	6,152	$121,301
Aena SA(2)	425	83,065
Almirall SA	2,800	27,082
Amadeus IT Group SA	4,650	286,225
Axiare Patrimonio SOCIMI SA	2,208	41,185
Banco Bilbao Vizcaya Argentaria SA	14,580	131,915
Banco de Sabadell SA	23,300	52,032
Bankia SA	3,739	18,898
Bankinter SA	3,250	31,630
CaixaBank SA	12,618	65,723
Cellnex Telecom SA(2)	1,600	35,988
Coca-Cola European Partners PLC	4,800	207,504
Codere SA/Spain(1)	55,500	29,580
Ebro Foods SA	3,470	83,061
Enagas SA	2,600	73,484
Endesa SA	1,800	42,612
Ercros SA	10,000	36,333
Ferrovial SA	2,427	52,338
Grifols SA	8,178	229,474
Hispania Activos Inmobiliarios SOCIMI SA	2,750	49,502
Iberdrola SA	23,859	188,079
Industria de Diseno Textil SA	5,500	218,319
Merlin Properties Socimi SA	12,923	173,914
Prosegur Cia de Seguridad SA	4,500	30,757
Red Electrica Corp. SA	1,572	33,677
Repsol SA	12,635	211,610
Telefonica SA	21,727	246,014
Tubacex SA(1)	12,500	48,925
Vidrala SA	500	39,000

		$2,889,227

Sweden — 3.9%
Alfa Laval AB	2,000	$44,667
Assa Abloy AB, Class B	2,883	61,762
Axfood AB	2,772	46,685
BillerudKorsnas AB	5,767	91,190
Boliden AB	3,134	98,389
Bonava AB, Class B	2,000	34,997
Capio AB(2)	6,000	34,090
Castellum AB	6,400	99,479
Elekta AB, Class B	17,600	169,396
Essity Aktiebolag, Class B(1)	5,200	150,774
Fabege AB	2,133	42,130
Hennes & Mauritz AB, Class B	8,337	217,514
Hexpol AB	9,658	98,781
Holmen AB, Class B	649	29,312
Hufvudstaden AB, Class A	4,938	85,953
ICA Gruppen AB	890	35,661
Industrivarden AB, Class C	2,456	59,571
Kindred Group PLC SDR	3,604	40,110
Kungsleden AB	6,500	42,753
Lifco AB, Class B	1,000	33,340
Lundin Petroleum AB(1)	6,164	140,377

Security	Shares	Value
Mycronic AB	2,681	$27,948
NetEnt AB	2,500	24,122
Nordea Bank AB	3,100	39,115
Securitas AB, Class B	1,900	31,641
Skanska AB, Class B	1,238	28,132
SKF AB, Class B	2,244	44,602
Starbreeze AB(1)	16,600	31,232
Svenska Cellulosa AB SCA, Class B	5,200	43,055
Svenska Handelsbanken AB, Class A	5,337	79,437
Swedbank AB, Class A	4,442	115,836
Swedish Match AB	1,540	54,167
Telefonaktiebolaget LM Ericsson, Class B	32,761	212,043
Telia Co. AB	67,805	318,742
Trelleborg AB, Class B	1,700	40,039
Vitrolife AB	800	64,803
Volvo AB	3,350	56,901
Wihlborgs Fastigheter AB	1,547	37,630

		$2,906,376

Switzerland — 7.8%
Allreal Holding AG	417	$75,823
Alpiq Holding, Ltd.(1)	241	20,436
ALSO Holding AG	375	49,039
Ascom Holding AG	1,636	32,401
Baloise Holding AG	509	81,779
Bucher Industries AG	89	29,677
Burckhardt Compression Holdings AG	55	16,336
Cembra Money Bank AG	330	29,603
Chocoladefabriken Lindt & Spruengli AG	1	68,153
Comet Holding AG	390	55,626
Compagnie Financiere Richemont SA, Class A	6,227	529,358
Daetwyler Holding AG	260	42,495
DKSH Holding AG	352	27,700
dormakaba Holding AG	30	26,740
Ems-Chemie Holding AG	178	123,856
Flughafen Zurich AG	187	47,692
Geberit AG	170	81,762
Georg Fischer AG	32	36,395
Givaudan SA	175	348,181
Helvetia Holding AG	85	47,509
Inficon Holding AG	86	47,164
Komax Holding AG	194	56,668
Kuehne & Nagel International AG	665	115,806
Mobimo Holding AG	139	39,680
Nestle SA	8,750	738,583
Novartis AG	7,182	611,746
Panalpina Welttransport Holding AG	330	41,780
Pargesa Holding SA	850	67,834
Partners Group Holding AG	59	38,301
Roche Holding AG PC	841	212,915
Schindler Holding AG	276	58,042
Schindler Holding AG PC	257	55,426
SGS SA	46	101,668

Security	Shares	Value
Sika AG, Bearer Shares	51	$351,454
Sulzer AG	480	53,851
Swatch Group AG (The)	1,112	85,651
Swatch Group AG (The), Bearer Shares	442	175,368
Swiss Life Holding AG	399	145,616
Swiss Prime Site AG	1,391	125,568
Swiss Re AG	2,119	204,297
Swisscom AG	516	252,201
Temenos Group AG	1,230	118,900
Valiant Holding AG	270	31,827
Valora Holding AG	105	34,854
Zehnder Group AG	691	24,258
Zurich Insurance Group AG	620	188,963

		$5,748,982

United Kingdom — 15.1%
Antofagasta PLC	7,900	$98,655
AstraZeneca PLC	3,179	189,478
Auto Trader Group PLC(2)	18,275	92,297
Aviva PLC	15,804	112,335
Babcock International Group PLC	3,446	38,387
BAE Systems PLC	15,161	120,285
Bellway PLC	1,375	57,899
Berendsen PLC	1,721	28,950
Berkeley Group Holdings PLC	1,125	51,883
Big Yellow Group PLC	7,156	73,154
BP PLC	80,176	470,934
BT Group PLC	75,856	313,915
Bunzl PLC	1,400	42,271
Capita PLC	2,374	20,627
Carnival PLC	1,559	105,227
Cineworld Group PLC	5,166	46,970
Close Brothers Group PLC	1,265	25,721
Cobham PLC	11,321	19,831
Compass Group PLC	2,607	55,626
Croda International PLC	1,357	66,216
Daily Mail & General Trust PLC, Class A	2,268	19,075
Diageo PLC	9,957	321,581
Dignity PLC	1,253	42,132
Direct Line Insurance Group PLC	12,400	61,282
easyJet PLC	2,278	37,155
Electrocomponents PLC	8,661	70,886
Elementis PLC	6,330	24,743
Essentra PLC	5,799	40,923
Experian PLC	8,507	169,002
Fidessa Group PLC	1,027	30,647
FirstGroup PLC(1)	13,353	20,363
Fresnillo PLC	2,137	43,369
G4S PLC	13,501	58,604
GlaxoSmithKline PLC	37,061	737,772
Grainger PLC	21,884	75,932
Great Portland Estates PLC	10,225	81,256
Greene King PLC	2,038	18,411
Halma PLC	10,346	149,961

Security	Shares	Value
Hammerson PLC	17,653	$133,784
Howden Joinery Group PLC	5,263	29,519
HSBC Holdings PLC	44,206	442,719
Imperial Brands PLC	3,489	143,688
Informa PLC	7,317	67,110
Inmarsat PLC	3,236	33,118
Intertek Group PLC	1,447	82,082
Johnson Matthey PLC	1,560	57,817
Just Eat PLC(1)	8,400	68,803
Kcom Group PLC	18,722	22,667
Keller Group PLC	1,779	20,687
Kingfisher PLC	14,750	57,241
Land Securities Group PLC	15,070	203,227
Legal & General Group PLC	20,937	74,132
Lloyds Banking Group PLC	141,652	122,463
LondonMetric Property PLC	32,609	72,374
Marston’s PLC	12,099	18,524
Merlin Entertainments PLC(2)	8,625	53,406
Mitie Group PLC	5,571	19,581
Moneysupermarket.com Group PLC	16,319	71,450
National Grid PLC	49,757	615,687
NCC Group PLC	25,809	65,969
Next PLC	1,135	59,162
Oxford Instruments PLC	2,226	30,703
Paragon Group of Cos. PLC (The)	4,937	28,192
Pearson PLC	6,802	58,865
Pennon Group PLC	3,923	41,698
Phoenix Group Holdings	2,631	26,497
Playtech PLC	4,633	58,712
Provident Financial PLC	887	24,147
QinetiQ Group PLC	8,311	26,435
Randgold Resources, Ltd.	1,173	109,188
Reckitt Benckiser Group PLC	2,232	217,011
Renishaw PLC	1,543	84,813
Rentokil Initial PLC	15,781	60,481
Rio Tinto PLC	9,093	426,162
Royal Dutch Shell PLC, Class A	19,351	546,500
Royal Mail PLC	6,900	36,690
RPC Group PLC	7,000	82,767
RSA Insurance Group PLC	7,955	68,491
Sage Group PLC (The)	21,278	189,225
SDL PLC	5,875	49,855
Segro PLC	20,124	140,057
Severn Trent PLC	2,803	82,877
Shaftesbury PLC	7,730	100,289
Sky PLC	7,199	91,745
Spirent Communications PLC	26,820	41,880
St. James’s Place PLC	4,626	74,304
Standard Life PLC	14,339	82,537
Tate & Lyle PLC	7,007	62,132
Tritax Big Box REIT PLC	37,589	74,229
TT Electronics PLC	8,490	23,819
UBM PLC	2,425	23,155

Security	Shares	Value
Ultra Electronics Holdings PLC	1,034	$28,578
Unilever PLC	4,757	271,305
UNITE Group PLC (The)	9,181	81,299
United Utilities Group PLC	8,851	104,889
Victrex PLC	2,610	67,926
Vodafone Group PLC	273,699	802,308
WH Smith PLC	2,282	53,014
William Hill PLC	6,621	21,883
Wolseley PLC	1,410	84,188
WPP PLC	4,460	90,956
Xaar PLC	3,933	21,931

		$11,160,698

Total Common Stocks (identified cost $65,615,137)		$72,443,812

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(3)	434,688	$434,775

Total Short-Term Investments (identified cost $434,775)		$434,775

Total Investments — 98.6% (identified cost $66,049,912)		$72,878,587

Other Assets, Less Liabilities — 1.4%		$1,048,567

Net Assets — 100.0%		$73,927,154

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $1,224,530 or 1.7% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $1,951.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	33.9%	$25,044,596
British Pound Sterling	15.5	11,445,106
Japanese Yen	15.5	11,443,391
Swiss Franc	7.9	5,874,089
Australian Dollar	7.8	5,789,666
Swedish Krona	3.9	2,906,376
Hong Kong Dollar	3.1	2,285,938
United States Dollar	2.7	1,978,800
Danish Krone	2.0	1,493,393
Norwegian Krone	2.0	1,479,317
Singapore Dollar	1.8	1,300,321
Israeli Shekel	1.5	1,081,888
New Zealand Dollar	1.0	755,706

Total Investments	98.6%	$72,878,587

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.2%	$8,253,777
Industrials	10.4	7,722,368
Consumer Staples	10.2	7,550,138
Consumer Discretionary	9.9	7,292,495
Materials	9.5	7,024,683
Information Technology	9.0	6,662,543
Health Care	8.7	6,459,969
Telecommunication Services	8.6	6,337,080
Real Estate	8.1	5,951,221
Utilities	6.8	5,034,219
Energy	5.6	4,155,319
Short-Term Investments	0.6	434,775

Total Investments	98.6%	$72,878,587

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

The Portfolio did not have any open financial instruments at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,186,440

Gross unrealized appreciation	$11,854,647
Gross unrealized depreciation	(5,162,500)

Net unrealized appreciation	$6,692,147

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$249,778	$22,011,001		$—	$22,260,779
Developed Europe	904,099	47,904,467		—	48,808,566
Developed Middle East	266,470	1,107,997		—	1,374,467
Total Common Stocks	$1,420,347	$71,023,465	*	$—	$72,443,812
Short-Term Investments	$—	$434,775		$—	$434,775
Total Investments	$1,420,347	$71,458,240		$—	$72,878,587

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017